SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, TX 77019-2118 713.831.1312 713.831.2258 Fax louis.ducote@valic.com Louis Ducote Counsel

VIA EDGAR

April 13, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Anchor Series Trust (the “Registrant”)
File Numbers 002-86188 and 811-03836
CIK Number 0000726735

Commissioners:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 52 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. I have reviewed this Registration Statement, filed pursuant to Rule 485(b) of the 1933 Act, and represent that this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

This letter also responds to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “SEC”) via telephone conference on April 5, 2012 regarding Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on February 17, 2012. For your convenience, the substance of the Staff’s comments has been restated below to the best of the Registrant’s understanding. The Registrant’s responses to each comment are set out immediately under the restated comment. Defined terms, unless otherwise defined herein, have the meanings given them in the Registration Statement. The Staff’s comments have been categorized as “Global Comments to the Summary Prospectus” and “Portfolio-Specific Comments,” and the comments have been grouped accordingly under each category. The Registrant’s responses to the Staff’s comments are incorporated in this Amendment.

Global Comments to the Summary Prospectus

Comment No 1	Please confirm that the Registrant will file an interactive data file in accordance with General Instruction C to Form N-1A.

Response:	Confirmed.

Comment No 2	Please confirm that the prospectus conforms to the principles outlined in the staff’s letter to the Investment Company Institute dated July 30, 2010 regarding derivatives-related disclosure.

Response:	The Registrant has reviewed the prospectus and believes that the derivatives-related disclosures contained therein are consistent with the staff’s July 30, 2010 letter to the Investment Company Institute.

April 13, 2012

Comment No 3	Please explain whether the prospectus is responsive to Item 9 of Form N-1A.

Response:	General Instruction C.3.(a) to Form N-1A requires registrants to organize information in the prospectus in a manner that is easy for investors to understand. Pursuant to Rule 421 under the Securities Act of 1933, such information need not follow the order of the items in the form other than in response to Items 2 through 8. The Registrant believes that the information included in the prospectus when taken as a whole is responsive to Item 9 of Form N-1A.

Portfolio-Specific Comments

In each Prospectus Summary, the principal risks disclosed should match the principal strategies disclosed. Specific comments follow:

Comment No 4	Asset Allocation Portfolio. Please expand as appropriate the risk disclosures related to foreign investments in emerging markets.

Response:	Disclosure has been added under Principal Risks of Investing in the Portfolio to expand upon the risks of investing in emerging markets and to distinguish those specific risks from foreign investment risk in general.

Comment No 5	Capital Appreciation. Please expand as appropriate the risk disclosures related to foreign investments in emerging markets. Active trading risk is referenced as a principal risk but not as a principal investment strategy. Please reconcile.

Response:	The subadviser has confirmed that emerging market risk is not a principal risk. The Foreign Investment Risk disclosure has been revised to remove the reference to emerging market countries to reconcile the risk disclosures with the Portfolio’s principal strategies. The subadviser has confirmed that active trading risk is a principal risk. The disclosure under Principal Investment Strategies of the Portfolio has been revised to disclose active trading as a principal investment strategy.

Comment No 6	Government and Quality Bond Portfolio. Please add specific disclosures with respect to the Portfolio’s investments in mortgage- and asset-backed securities.

Response:	The requested change has been made.

Comment No 7	Growth and Income Portfolio. Please confirm whether investments in mid- and small-sized companies and in emerging market securities are principal strategies and expand as appropriate the risk disclosures.

Response:	The subadviser has confirmed that investments in emerging market securities and small-sized companies are not principal strategies. The reference to small-cap companies has been removed as a principal strategy. Disclosures with respect to the Portfolio’s investments in emerging market securities and small-cap companies have been relocated to the Additional Information section of the prospectus.

Comment No 8	Growth Portfolio. Please confirm whether investments in mid- and small-sized companies and in emerging market securities are principal strategies and expand as appropriate the risk disclosures.

Response:	The subadviser has confirmed that investments in emerging market securities are not principal investment strategies. Emerging markets risk has been relocated to the Additional Information section of the prospectus. Investments in mid- and small-sized

April 13, 2012

companies have been added as principal investment strategies. Corresponding risks have been added under Principal Risks of Investing in the Portfolio.

Comment No 9	Natural Resources Portfolio. Please confirm whether investments in emerging market securities are a principal strategy and expand as appropriate the risk disclosures. Define the term “total return” under Investment Goal. With respect to the Portfolio’s 80% test, clarify which securities are considered to be “related to natural resources.”

Response:	The subadviser has confirmed that investments in emerging markets are a principal strategy and a corresponding risk has been added under Principal Risks of Investing in the Portfolio. The term “total return” is defined under Principal Investment Strategies of the Portfolio. A sentence has been added to clarify that a company will be considered in the natural resources industry if at the time of investment at least 50% of the company’s assets, revenues or profits are derived from natural resources or if an independent industry source considers it to be in the natural resources industry.

Comment No 10	Strategic Multi-Asset Portfolio. Please confirm whether active trading and investments in emerging market securities are principal strategies and expand as appropriate the risk disclosures. Define the term “total investment return” under Investment Goal.

Response:	The subadviser has confirmed that investments in emerging markets are a principal strategy and a corresponding risk has been added under Principal Risks of Investing in the Portfolio. The subadviser has confirmed that the Portfolio is not exposed to a material risk of foreign sovereign debt default. The term “total investment return” has been defined under Principal Investment Strategies of the Portfolio.

The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the SEC is not foreclosed by its comment process from taking any action with respect to the Registrant’s documents, and represents that it will not assert the SEC’s comment process as a defense in any securities-related litigation brought against the Portfolios.

This Amendment, pursuant to Rule 485(b), will be effective on April 30, 2012. Please do not hesitate to contact me at (713) 831-1312 if you have comments or if you require additional information regarding the Registrant’s Registration Statement.

Respectfully submitted,

/s/ LOUIS DUCOTE

Louis Ducote

cc:	Nori L. Gabert, Esq.